LOANS (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Financing Receivable, Modifications [Line Items]
Certain Loans and Debt Securities Acquired in Transfer, Allowance for Credit Losses Due to Subsequent Impairment	$ 464,000	$ 616,000
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	1,500,000	1,500,000
Financing Receivable, Net	2,300,000	3,500,000
Financing Receivable, Recorded Investment, Nonaccrual Status	4,969,000	4,767,000
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	2,166,000	1,745,000
Financing Receivable, Recorded Investment, Past Due	10,836,000	9,549,000
Home Equity Loan [Member]
Financing Receivable, Modifications [Line Items]
Loan Restructuring, Trial Modifications, Amount	278,000
Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Past Due	6,306,000	5,648,000
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Past Due	4,530,000	3,901,000
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	1,100,000	1,600,000
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	712,000	1,500,000
Residential Real Estate One To Four Family [Member]
Financing Receivable, Modifications [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	282,000	20,000
Financing Receivable, Recorded Investment, Nonaccrual Status	4,785,000	4,331,000
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	2,166,000	1,745,000
Financing Receivable, Recorded Investment, Past Due	10,089,000	8,362,000
Residential Real Estate One To Four Family [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Past Due	5,712,000	5,129,000
Residential Real Estate One To Four Family [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Past Due	4,377,000	3,233,000
Troubled Debt Restructuring [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 514,000	666,000
Troubled Debt Restructuring [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Past Due		$ 1,000,000